General information	12 Months Ended
Dec. 31, 2025
General information [Abstract]
General information
1	General information

Aesthetic Medical International Holdings Group Limited (the “Company”) was incorporated in the Cayman Islands on 27 May 2011 as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The address of its registered office is Offshore Incorporations (Cayman) Limited, Scotia Centre, 4th Floor, P.O. Box 2804, George Town, Grand Cayman KY1-1112, Cayman Islands.

The Company and its subsidiaries (together, the “Group”) are engaged in the provision of non-surgical aesthetic medical services, surgical aesthetic medical services, other aesthetic medical services and general healthcare services in the People’s Republic of China (the “PRC”). The principal activities of the subsidiaries are set out in Note 27.

The Company completed its initial public offering and listing of American Depositary Shares (“ADSs”) on the NASDAQ Global Market in October, 2019, and raised net proceeds of US$27,600,000 from the offering. Each ADS represents three ordinary shares. On May 21, 2024, the Company’s ADSs were quoted on the Pink Open Market initially under the symbol “PAIYY” since the Nasdaq suspended the trading of the ADSs. Subsequently, the Company applied to upgrade from the Pink Open Market to the OTCQX Best Market and received approval on July 10, 2024.

These consolidated financial statements are presented in Renminbi (“RMB”) and rounded to the nearest thousand yuan, unless otherwise stated.